8. Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Notes
8. Commitments and Contingencies

8.          COMMITMENTS AND CONTINGENCIES

             The Company's operations are carried on in locations which are occupied under operating lease agreements.  These lease agreements usually provide for a lease term of five years with the Company holding a renewal option for an additional five years.  Total operating lease expense was $5,218,119, $5,010,851 and $4,766,642 for the years ended December 31, 2012, 2011 and 2010, respectively.  The Company’s minimum aggregate lease commitments at December 31, 2012 are shown in the table below.

Year	Operating Leases

2013	$ 4,943,384
2014	3,725,107
2015	3,013,849
2016	1,784,965
2017	804,150
2018 and beyond	22,649
Total	$ 14,294,104

             The Company is involved in various claims and lawsuits incidental to its business from time to time.  In the opinion of Management, the ultimate resolution of any such known claims and lawsuits will not have a material effect on the Company's financial position, liquidity or results of operations.